ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments—
June 30, 2024 (Unaudited)

The unaudited consolidated schedule of investments of Coller Secondaries Private Equity Opportunities Fund ("C-SPEF" or the “Fund”), a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which commenced operations on April 1, 2024, as of June 30, 2024, is set forth below:

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	% of Shareholders’ Capital	Fair Value
Private Equity Investments (86.66%)
Direct Investments (0.07%)
Direct Equity (0.07%)
Silverfort Inc.+,[a]	Middle East	Growth	4/1/2024	0.07%	$250,000
Total Direct Equity (Cost $250,000) (0.07%)					$250,000
Total Direct Investments (Cost $250,000) (0.07%)					$250,000
Primary Investments (0.00%)
A11 USD (Feeder)+,[a]	Europe	Leveraged Buyout	4/1/2024	0.00%	2,237
Total Primary Investments (Cost $15,011) (0.00%)					$2,237
Secondary Investments (86.59%)
Affinity Asia Pacific Fund IV L.P.+,[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.84%	6,234,311
BPEA Private Equity Fund VI, L.P.2+,[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.36%	4,614,793
Carlyle Asia Partners V, L.P.+,[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.95%	3,220,534
Hony Capital Fund V, L.P.+,[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.49%	1,660,178
Navis Asia Fund VII, L.P.+,[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1.97%	6,662,321
TPG Asia VII-B, L.P.+,[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	0.63%	2,123,072
Victoria South American Partners II, L.P.+,[a]	Central & South America	Leveraged Buyout	4/1/2024	0.40%	1,346,839
A10 Feeder, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	1.00%	3,386,992
Advent International GPE VII-B, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	0.48%	1,631,603
Apax VIII - B+,[a]	Europe	Leveraged Buyout	4/1/2024	0.20%	678,191
Astorg VI, FCPI+,[a]	Europe	Leveraged Buyout	4/1/2024	0.71%	2,394,043
Astorg VII S.À R.L.+,[a]	Europe	Leveraged Buyout	4/1/2024	1.41%	4,782,162
Axcel V K/S+,[a]	Europe	Leveraged Buyout	4/1/2024	1.73%	5,868,389
Carlyle Europe Partners V, S.C.Sp.+,[a]	Europe	Leveraged Buyout	4/1/2024	1.26%	4,273,453
CD&R Value Building Partners I, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	0.64%	2,158,097
CVC Capital Partners VI (A) LP+,[a]	Europe	Leveraged Buyout	4/1/2024	2.68%	9,094,262
EQT IX (No.2) EUR SCSP+,[a]	Europe	Leveraged Buyout	4/1/2024	1.99%	6,746,196
Equistone Europe Fund IV-B, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	0.30%	1,009,050
HgCapital 8 D L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	2.01%	6,824,705
HgCapital Mercury 2 D L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	1.26%	4,274,417
IK VII No.1 LP+,[a]	Europe	Leveraged Buyout	4/1/2024	0.08%	271,246
KKR European Fund V, SCSp+,[a]	Europe	Leveraged Buyout	4/1/2024	2.12%	7,177,742
Nordic Capital IX Beta, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	1.59%	5,395,406
Nordic Capital VIII Alpha, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	0.73%	2,482,086
PAI Europe VI+,[a]	Europe	Leveraged Buyout	4/1/2024	1.40%	4,730,762
Permira V+,[a]	Europe	Leveraged Buyout	4/1/2024	1.06%	3,592,815
Sixth Cinven Fund (No.4) Limited Partnership+,[a]	Europe	Leveraged Buyout	4/1/2024	0.33%	1,116,796
Vitruvian Investment Partnership III, L.P.+,[a]	Europe	Leveraged Buyout	4/1/2024	3.51%	11,898,286
AEA Investors Fund V, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	0.24%	808,662
Apollo Investment Fund IX, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.76%	5,960,882
Apollo Overseas Partners VIII, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.05%	3,550,385
Ares Corporate Opportunities Fund IV, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	0.44%	1,500,931

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments—
June 30, 2024 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	% of Shareholders’ Capital	Fair Value
Secondary Investments (continued)
Bain Capital Fund (Lux) XII, SCSp+,[a]	North America	Leveraged Buyout	4/1/2024	1.18%	$3,992,031
Carlyle Partners VII+,[a]	North America	Leveraged Buyout	4/1/2024	1.32%	4,458,141
CB Offshore Equity Fund IX, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.37%	4,641,045
Charlesbank Equity Fund VIII L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	0.93%	3,148,934
Clayton, Dubilier & Rice Fund IX, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.83%	6,201,948
Clayton, Dubilier & Rice Fund X, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.52%	5,157,499
Gasherbrum Fund II, L.P.+,[a]	North America	Leveraged Buyout	6/7/2024	6.70%	22,695,626
Gryphon Partners V-A, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	2.25%	7,605,895
Harren Investors III, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	2.12%	7,185,657
KKR Americas Fund XII EEA, L.P+,[a]	North America	Leveraged Buyout	4/1/2024	3.14%	10,646,935
Kohlberg Fund VIII+,[a]	North America	Leveraged Buyout	4/1/2024	3.01%	10,202,176
Nautic Partners VII-A, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	0.54%	1,833,042
Permira 45 CF SCSp+,[a]	North America	Leveraged Buyout	4/1/2024	15.80%	53,520,019
Thoma Bravo Fund XIII-A, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	3.22%	10,923,405
TPG Healthcare Partners, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	0.17%	565,767
TPG Partners VIII, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	0.89%	3,026,570
Trident VI Parallel Fund, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.57%	5,305,503
Vista Equity Partners Fund VII-A, L.P.+,[a]	North America	Leveraged Buyout	4/1/2024	1.12%	3,801,654
Vista Foundation IV-A+,[a]	North America	Leveraged Buyout	4/1/2024	0.29%	968,897
Total Secondary Investments (Cost $281,400,285) (86.59%)					$293,350,351
Total Private Equity Investments (Cost $281,665,296) (86.66%)					$293,602,588

	Shares	Percentage of Net Assets	Fair Value
Short-Term Investments (9.76%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.25%[b]	33,058,638	9.76%	$33,058,638
Total Short-Term Investments (Cost $33,058,638) (9.76%)			$33,058,638
Total Investments (Cost $314,723,934) (96.42%)			$326,661,226
Other Assets (Liabilities) (3.58%)			$12,117,512
Shareholders’ Capital (100.00%)			$338,778,738

+	The fair value of the investment was determined using significant unobservable inputs.
a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $293,602,588, or 86.66% of Shareholders’ Capital. As of June 30, 2024, the aggregate cost of each investment restricted to resale was $250,000, $15,011, $5,559,457, $4,551,015, $3,208,993, $1,675,750, $6,971,973, $1,888,742, $1,738,503, $2,951,001, $1,756,372, $1,032,486, $2,375,275, $4,731,699, $5,276,711, $4,285,095, $2,199,951, $8,795,784, $6,564,741, $1,015,123, $6,412,671, $4,240,213, $409,800, $5,986,438, $5,480,251, $2,622,165, $827,567, $4,096,574, $4,145,432, $1,119,295, $11,260,760, $863,238, $5,823,017, $3,569,980, $1,622,434, $3,767,960, $3,717,242, $732,421, $4,695,560, $3,269,269, $6,505,735, $5,598,419, $18,159,152, $7,642,567, $7,346,112, $7,303,321, $10,097,320, $1,845,107, $51,892,737, $10,792,645, $483,259, $2,477,941, $5,119,341, $3,957,989, respectively, totaling $281,665,296.
b	The rate shown is the annualized seven-day yield as of June 30, 2024.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments—
June 30, 2024 (Unaudited) (continued)

A summary of outstanding financial instruments at June 30, 2024 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
4/11/2025	Royal Bank of Canada	$11,779,971	£9,500,000	$12,029,470	$(249,499)
4/11/2025	Royal Bank of Canada	$26,444,891	€24,400,000	26,514,355	(69,464)
4/11/2025	State Street Bank & Trust Company	$10,835,030	€10,000,000	10,866,539	(31,509)
4/11/2025	State Street Bank & Trust Company	$12,490,280	£10,000,000	12,662,599	(172,319)
					$(522,791)

£	British Pound
€	Euro

C-SPEF’s investment objective is to seek to provide long-term capital appreciation.

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of private equity assets. C-SPEF’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers ("Portfolio Funds"); (ii) investments in equity assets issued by private companies ("Direct Investments"); and (iii) investments alongside Portfolio Funds in equity assets issued by private companies ("Co-Investments" and, collectively with Portfolio Funds and Direct Investments, “Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of a Portfolio Fund or Co-Investment (“Secondary Transactions”); and may also be made through primary commitments to newly formed Portfolio Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Commitments”).

Investments held by the Fund include short-term investments, primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Investments”).

Coller Private Market Secondaries Advisors, LLC (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by C-SPEF’s Board of Trustees (the “Board”). The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 – Significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments—
June 30, 2024 (Unaudited) (continued)

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Assets
Direct Investments:
Direct Equity	$—	$—	$250,000	$250,000
Total Direct Investments	$—	$—	$250,000	$250,000
Primary Investments	—	—	2,237	2,237
Secondary Investments	—	—	293,350,351	293,350,351
Short-Term Investments	33,058,638	—	—	33,058,638
Total Assets	$33,058,638	$—	$293,602,588	$326,661,226
Liabilities
Forward Currency Contracts	—	(522,791)	—	(522,791)
Total Liabilities	$—	$(522,791)	$—	$(522,791)

Total	$33,058,638	$(522,791)	$293,602,588	$326,138,435

The following is a reconciliation of the amount of the account balances on April 1, 2024 and June 30, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Contributions	Distributions	Net Transfers In or Out of Level 3	Balance as of June 30, 2024
Direct Investments:
Direct Equity	$—	$—	$—	$250,000	$—	$—	$250,000
Total Direct Investments	$—	$—	$—	$250,000	$—	$—	$250,000
Primary Investments*	—	—	(12,774)	15,011	—	—	2,237
Secondary Investments*	—	—	11,950,066	281,400,285	—	—	293,350,351
Total	$—	$—	$11,937,292	$281,665,296	$—	$—	$293,602,588

*	For the purposes of the tables above: “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the period ended June 30, 2024 relating to investments in Level 3 assets still held at June 30, 2024 is $11,937,292.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2024:

Type of Security	Fair Value at June 30, 2024 (’000)	Valuation Technique(s)	Unobservable Input
Direct Equity	$250	Reported fair value	Reported fair value
Primary Investments	2	Adjusted reported net asset value	Reported net asset value
Secondary Investments	293,351	Adjusted reported net asset value	Fair value adjustments
Total	$293,603

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the period ended June 30, 2024, the Fund entered into 4 long/short forward foreign currency exchange contracts. The Fund had $0 in net realized gains (losses) and $(522,791) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2024 are representative of contract amounts during the period.

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